Organization and Business Description (Details) - Schedule of Unaudited Operation Statement - VIE [Member] - USD ($)	5 Months Ended
	Dec. 10, 2021	Jun. 30, 2021
Condensed Income Statements, Captions [Line Items]
REVENUE, net	$ 72,425	$ 36,273
COST OF REVENUE	1,122	32,229
GROSS PROFIT	71,303	4,044
OPERATING EXPENSES
Selling expenses	14,265	37,809
General and administrative expenses	75,751	182,628
Total operating expenses	90,016	220,437
(LOSS)/INCOME FROM OPERATIONS	(18,713)	(216,393)
OTHER INCOME
Other income, net	92	243
Total other (expenses)/income, net	92	243
LOSS BEFORE INCOME TAX PROVISION	(18,621)	(216,150)
PROVISION FOR INCOME TAXES
NET (LOSS)/INCOME	$ (18,621)	$ (216,150)